FAIR VALUE MEASUREMENT - Activities related to fair value of assets (Details) - Recurring - Level 3 - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Wealth management products
Summary of activities related to fair value of assets
Beginning balance	¥ 2,415,208	¥ 2,999,393
Addition	357,930
Change in fair value	57,579	136,907
Exchange adjustment	30,163	48,354
Disposal	(1,611,559)	(769,446)
Ending balance	¥ 1,249,321	¥ 2,415,208
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair value changes in investments, net	Fair value changes in investments, net
Investments accounted for at fair value
Summary of activities related to fair value of assets
Beginning balance	¥ 115,167	¥ 126,055
Addition	100
Change in fair value	(43,196)	4,007
Disposal	(5,027)	(14,895)
Ending balance	¥ 67,044	¥ 115,167
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair value changes in investments, net	Fair value changes in investments, net